Subsidiaries - Summary of Details Of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Kookmin Bank
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Non-life insurance
KB Kookmin Card Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Credit card and installment financing
Prudential Life Insurance Company of Korea Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	Prudential Life Insurance Company of Korea Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Life insurance
KB Asset Management Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Collective investment and advisory
KB Capital Co.,Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Financial Leasing
KB Life Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Life insurance
KB Real Estate Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Real estate trust management
KB Savings Bank Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Savings banking
KB Investment Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Capital investment
KB Data System Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Software advisory, development, and supply
KB Credit Information Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Collection of receivables or credit investigation
Kookmin Bank Cambodia PLC.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	Kookmin Bank Cambodia Plc.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2021
Industry	Banking and foreign exchange transaction
Kookmin Bank China Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	Kookmin Bank (China) Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2021
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmar Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2021
Industry	Microfinance services
PRASAC Microfinance Institution Plc.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PRASAC Microfinance Institution Plc.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2021
Industry	Microfinance services
PT Bank KB Bukopin TbK
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bank KB Bukopin Tbk
Ownership interests(%)	67.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Banking and foreign exchange transaction
PT Bank Syariah Bukopin
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bank Syariah Bukopin
Ownership interests(%)	92.78%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Banking
PT Bukopin Finance
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bukopin Finance
Ownership interests(%)	97.03%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Installment financing
KB Bank Myanmar Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB Bank Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2021
Industry	Banking and foreign exchange transaction
KBFG Securities America Inc.
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States
Date of financial statements	Dec. 31, 2021
Industry	Investment advisory and securities trading
KB Securities Hong Kong Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2021
Industry	Investment advisory and securities trading
KB Securities Vietnam Joint Stock Company
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Vietnam Joint Stock Company
Ownership interests(%)	99.70%
Location	Vietnam
Date of financial statements	Dec. 31, 2021
Industry	Investment advisory and securities trading
KB FINA Joint Stock Company
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB FINA Joint Stock Company
Ownership interests(%)	77.82%
Location	Vietnam
Date of financial statements	Dec. 31, 2021
Industry	Investment advisory and securities trading
Leading Insurance Services, Inc.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States
Date of financial statements	Dec. 31, 2021
Industry	Management service
KBFG Insurance(China) Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KBFG Insurance(China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2021
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Non-life insurance
KB Claims Survey & Adjusting
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Claim service
KB Sonbo CNS
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Management service
KB Golden Life Care Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Golden Life Care Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Service
KB Healthcare Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Healthcare Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2021
Industry	Information and communication
KB DAEHAN SPECIALIZED BANK PLC.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Daehan Specialized Bank Plc.
Ownership interests(%)	95.71%
Location	Cambodia
Date of financial statements	Dec. 31, 2021
Industry	Auto Installment finance
PT. KB Finansia Multi Finance
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	PT. KB Finansia Multi Finance
Ownership interests(%)	80.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Auto Installment finance
KB J Capital Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB J Capital Co., Ltd.
Ownership interests(%)	49.99%
Location	Thailand
Date of financial statements	Dec. 31, 2021
Industry	Service
PT Sunindo Kookmin Best Finance
Disclosure of subsidiaries [line items]
Investor	KB Capital Co., Ltd.
Investee	PT Sunindo Kookmin Best Finance
Ownership interests(%)	85.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Auto Installment finance
KB KOLAO Leasing Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.
Investee	KB KOLAO Leasing Co., Ltd.
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2021
Industry	Auto Installment finance
PT KB Data Systems Indonesia
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank, KB Data System Co., Ltd.
Investee	PT KB Data Systems Indonesia
Ownership interests(%)	100.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2021
Industry	Service
KBAM Shanghai Advisory Services Co.,Ltd
Disclosure of subsidiaries [line items]
Investor	KB Asset Management Co., Ltd.
Investee	KBAM Shanghai Advisory Services Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2021
Industry	General advisory